Bank borrowings - Credit facilities - (Details) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 ZAR (R)
Bank Borrowings
Proceeds from borrowings		$ 522,270,000	$ 509,186,000	$ 432,274,000
Repayment of debt		446,041,000	495,726,000	$ 456,506,000
Outstanding balance		140,012,000	57,162,000
ABL Revolver
Bank Borrowings
Credit facility term	5 years
Maximum borrowing capacity	$ 100,000,000
Proceeds from borrowings		45,100,000	32,000,000
Repayment of debt		26,100,000
Outstanding balance		19,000,000
Threshold of capital leases		$ 7,500,000
Fixed charge coverage ratio (as a percent)		1.00%			1.00%
ABL Revolver | Minimum | SOFR
Bank Borrowings
Applicable margin (as a percent)	1.50%
ABL Revolver | Maximum | SOFR
Bank Borrowings
Applicable margin (as a percent)	1.75%
Financing facility
Bank Borrowings
Limit		$ 11,750,000			€ 10
Payment deferral period		60 days
Proceeds from borrowings		$ 44,353,000	42,142,000
Outstanding balance		0
ABSA Financing [member]
Bank Borrowings
Maximum borrowing capacity			$ 21,200,000			R 350,000,000
Proceeds from borrowings		50,550,000
Repayment of debt		37,926,000
Outstanding balance		$ 14,019,000
ABSA Financing [member] | Prime Rate (ZAR)
Bank Borrowings
Applicable margin (as a percent)			1.18%			1.18%